Long-Term Debt - Additional Information (Detail) $ / shares in Units, $ in Thousands								1 Months Ended				6 Months Ended		12 Months Ended
		Jun. 30, 2021 USD ($) shares	Dec. 30, 2020 USD ($) $ / shares shares	Nov. 23, 2020	Oct. 29, 2020 $ / shares shares	Aug. 20, 2020 $ / shares shares	Mar. 23, 2018 USD ($)	Dec. 31, 2021 USD ($)	Jan. 30, 2021 USD ($)	Aug. 31, 2020 EUR (€) Tranches	Apr. 30, 2020	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Warrants shares	Dec. 31, 2019 USD ($) shares	May 17, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Oct. 31, 2020	Oct. 29, 2020 EUR (€)	Sep. 23, 2020 EUR (€)	Apr. 01, 2020 USD ($)
Debt Instrument [Line Items]
Interest expense long term debt												$ 1,093	$ 754	$ 1,406	$ 2,581
Debt issuance costs, net		$ 12,058										12,058		$ 4,798	$ 0
Long term debt interest rate																		8.00%
Debt conversion converted instrument common stock issued | shares														19,587	17,493
Gain (Loss) on extinguishment of Debt												(2,277)		$ (171)	$ 0
Debt instrument carrying amount		79,284										79,284		31,443	13,959
Adjustment to additional paid in capital, Warrants issued														542
European Investment Bank [Member] | Warrant [Member]
Debt Instrument [Line Items]
Class of warrants or rights issued during period | shares					454,899	454,899
Class of warrants or rights exercise price | $ / shares					$ 0.0001	$ 0.0001
Eastward [Member]
Debt Instrument [Line Items]
Class of warrants or rights issued during period | shares			188,916
Class of warrants or rights exercise price | $ / shares			$ 3.97
Adjustment to additional paid in capital, Warrants issued														542
FP Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount	[1]	$ 79,284										79,284
FP Term Loan [Member] | Debt Conversion Election Option Unexercised [Member]
Debt Instrument [Line Items]
Increase (Decrease) in Interest rate		4.00%
Eastward and EIB Loan Facility [Member] | Other Expense [Member]
Debt Instrument [Line Items]
Gain (Loss) on extinguishment of Debt												4,954
PPP Loan [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount														1,699	0
PPP Loan [Member] | Other Expense [Member]
Debt Instrument [Line Items]
Gain (Loss) on extinguishment of Debt													$ 1,699
SVB Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount							$ 15,000
Long term debt interest rate							11.50%
Gain (Loss) on extinguishment of Debt								$ 171	$ 171
Debt instrument face amount to easch individual lender							$ 7,500
Debt instrument term							48 months
Debt instrument carrying amount														0	$ 13,959
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Long term debt interest rate																					1.00%
Debt instrument carrying amount																					$ 1,709
Debt Instrument, Covenants terms											The PPP, established as part of the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act, provides for loans to qualifying businesses for amounts up to 2.5 times the average monthly payroll expenses of the qualifying business.
Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, Remaining borrowing capacity														19,700
Line of Credit [Member] | EIB Loan Facility [Member]
Debt Instrument [Line Items]
Debt issuance costs, Line of credit arrangements,Net														551
Line of Credit [Member] | EIB Loan Facility [Member] | Common Stock Warrant [Member]
Debt Instrument [Line Items]
Warrants for common stock issued														$ 3,612
Line of Credit [Member] | European Investment Bank [Member] | EIB Loan Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, Maximum borrowing capacity | €										€ 20,000
Number of tranches | Tranches										3
Line of credit facility, Collateral										all assets
Line of credit facility, Due terms														5 years
Debt instrument, Restrictive covenants														The EIB Loan Facility includes covenants that limit the Company’s ability to, among other things, dispose assets, consummate mergers and acquisitions, incur additional indebtedness, grant liens, pay dividends or other distributions without preapproval by EIB
Line of Credit [Member] | European Investment Bank [Member] | EIB Loan Facility [Member] | Interest Payment [Member]
Debt Instrument [Line Items]
Line of credit facility, Frequency of payments														quarterly
Line of Credit [Member] | European Investment Bank [Member] | EIB Loan Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Long term debt interest rate																				0.00%
Line of credit | €																				€ 5,000
Line of Credit [Member] | European Investment Bank [Member] | EIB Loan Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Line of credit | €																			€ 7,000
Debt instrument, Basis spread on variable rate				5.00%
Line of credit facility, Interest rate during period				4.457%
Percentage of prepayment premium in year One														3.00%			3.00%
Percentage of prepayment premium in year Two														2.00%			2.00%
Percentage of prepayment premium in year Three														1.00%			1.00%
Line of Credit [Member] | European Investment Bank [Member] | EIB Loan Facility [Member] | Tranche C [Member]
Debt Instrument [Line Items]
Debt instrument, Basis spread on variable rate														10.00%
Line of credit facility, Remaining borrowing capacity | €																	€ 8,000
Line of credit facility, Percentage of commitment fee														2.00%
Percentage of prepayment premium in year One														3.00%			3.00%
Percentage of prepayment premium in year Two														2.00%			2.00%
Percentage of prepayment premium in year Three														1.00%			1.00%
Line of Credit [Member] | Eastward [Member] | Eastward Loan Facility [Member]
Debt Instrument [Line Items]
Long term debt interest rate			11.75%
Debt instrument term			48 months
Line of credit facility, Maximum borrowing capacity														$ 25,000
Line of credit			$ 15,000
Percentage of prepayment premium in year Three														2.00%			2.00%
Percentage of prepayment premium in year One and Two														3.00%			3.00%
Percentage of prepayment premium in year Four and thereafter														1.00%			1.00%
Debt instrument, Restrictive covenants														. The Eastward Loan Facility includes covenants that limit the Company’s ability to, among other things, dispose assets, consummate mergers and acquisitions, incur additional indebtedness, grant liens, pay dividends or other distributions without preapproval by Eastward.
Debt instrument fee			$ 300
Line of credit facility, Percentage of commitment fee														1.00%
Debt instrument, Interest payment terms			24 months
Debt instrument, Basis for periodic payment of interest			$ 625
Line of Credit [Member] | Eastward [Member] | Eastward Loan Facility [Member] | Warrant [Member]
Debt Instrument [Line Items]
Debt instrument, Convertible, Number of equity instruments agreed | Warrants														314,861
Credit Agreement With FP Credit Partners LP [Member] | FP Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument face amount																$ 70,000
Debt issuance costs, net																12,277
Amount held in restricted cash account for extinguishment of debt																$ 12,801
Long term debt interest rate																8.50%
Long-term debt maturity date		Apr. 15, 2026										Apr. 15, 2026
Long term debt prepayment penalty		$ 17,500										$ 17,500
Debt instrument covenant minimum unrestricted cash to be maintained		$ 15,000										15,000
Debt conversion converted instrument common stock issued | shares		573,176
Debt conversion, converted instrument amount		$ 8,065
Credit Agreement With FP Credit Partners LP [Member] | FP Term Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long term debt prepayment penalty		$ 49,000										$ 49,000
Credit Agreement With FP Credit Partners LP [Member] | FP Term Loan [Member] | Debt Conversion Election Option Exercised [Member]
Debt Instrument [Line Items]
Increase (Decrease) in Interest rate		9.00%

[1]	Includes a debt premium of $8,922 recognized in relation to the FP Term Loan embedded derivative.